Pension and Other Employee Benefits - Summary of Plan Assets of Defined Benefit Pension Plans (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Of Plan Assets [Line Items]
Less: Employee’s share, forfeitures and mandatory reserve account	₱ 1,364	₱ 635
Total Plan Assets of Defined Contribution Plans	178	314	₱ 251
Smart and Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	4,448	3,794
Total Plan Assets of Defined Contribution Plans	3,084	3,159
Smart and Subsidiaries [Member] | Non-current financial assets [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	4,414	2,902
Smart and Subsidiaries [Member] | Current Financial Assets [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	34	892
Smart and Subsidiaries [Member] | Current Financial Assets [member] | Cash and Cash Equivalent [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	32	891
Smart and Subsidiaries [Member] | Current Financial Assets [member] | Receivables [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	2	1
Domestic Fixed Income Investment [Member] | Smart and Subsidiaries [Member] | Non-current financial assets [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	1,993	1,854
International Equities Investment [Member] | Smart and Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	1,114	550
International Equities Investment [Member] | Smart and Subsidiaries [Member] | Non-current financial assets [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	1,114	550
Philippine Foreign Currency Bonds Investment [Member] | Smart and Subsidiaries [Member] | Non-current financial assets [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	516	165
Domestic Equities Investment [Member] | Smart and Subsidiaries [Member] | Non-current financial assets [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	649	333
International Fixed Income Investment [Member] | Smart and Subsidiaries [Member] | Non-current financial assets [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	142
Defined Benefit Plan Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	13,068	12,941
Current Financial Assets	449	507
Plan Assets of Defined Benefit Pension Plans	13,724	13,539
Defined Benefit Plan Assets [Member] | Parent [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	13,517	13,448
Defined Benefit Plan Assets [Member] | Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	207	91
Defined Benefit Plan Assets [Member] | Unquoted equity investments [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	10,815	10,707
Defined Benefit Plan Assets [Member] | Shares of stock [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	2,077	2,066
Defined Benefit Plan Assets [Member] | Corporate Bonds [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	145	133
Defined Benefit Plan Assets [Member] | Government Securities [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	22	31
Defined Benefit Plan Assets [Member] | Mutual Funds [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	9	4
Defined Benefit Plan Assets [Member] | Cash and Cash Equivalent [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Current Financial Assets	441	499
Defined Benefit Plan Assets [Member] | Receivables [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Current Financial Assets	₱ 8	₱ 8